FINANCIAL INSTRUMENTS - Net Gain (Loss) Recognized in Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Fair Value Hedges
Gain (loss) in income	$ 6.9	$ 5.8	$ (44.9)
Foreign exchange contracts | Cost of products sold
Fair Value Hedges
Gain (loss) in income	2.8	2.9	(1.6)
Foreign exchange contracts | Marketing, general and administrative expense
Fair Value Hedges
Gain (loss) in income	$ 4.1	$ 2.9	$ (43.3)